Net interest income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Entity [Table]
Interest income from loans and deposits	$ 1,886	$ 1,660	$ 1,612	$ 3,546	$ 3,197
Interest income from securities financing transactions	209	118	126	327	261
Interest income from other financial instruments measured at amortized cost	118	72	68	191	141
Interest income from debt instruments measured at fair value through other comprehensive income	6	41	16	47	51
Interest income from derivative instruments designated as cash flow hedges	160	253	284	413	553
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	2,380	2,144	2,106	4,525	4,203
Interest expense on loans and deposits	262	139	136	401	273
Interest expense on securities financing transactions	288	224	293	512	551
Interest expense on debt issued	498	396	381	893	792
Interest expense on lease liabilities	22	23	26	45	53
Total interest expense from financial instruments measured at amortized cost	1,070	781	836	1,852	1,669
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	1,310	1,363	1,270	2,673	2,535
Net interest income from financial instruments measured at fair value through profit or loss	355	408	357	763	706
Total net interest income	$ 1,665	$ 1,771	$ 1,628	$ 3,436	$ 3,241